Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 10, 2020	Dec. 31, 2019
Deferred tax assets
Investment in Lender's Protection, LLC	$ 85,219		$ 0
Operating lease liability	1,394		0
Share-based compensation	37		0
Other	20		0
Deferred tax assets	86,671		0
Deferred tax liabilities
Operating lease asset	(1,453)		0
Deferred tax liabilities	(1,453)		0
Net deferred tax assets	$ 85,218	$ 89,900	$ 0